Additional Information of Statement of Cash Flows - Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest expenses	₩ 1,091,462	₩ 1,051,511	₩ 1,001,290
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	5,733,091	4,959,280
Changes from financing cash flows	2,158,541	(217,759)
Effect of changes in foreign exchange rates	(459,675)	991,570
Changes in fair values	0	0
Ending	7,431,957	5,733,091	4,959,280
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	20,264,276	21,011,099
Changes from financing cash flows	235,005	(1,633,370)
Effect of changes in foreign exchange rates	549,426	1,102,079
Changes in fair values	1,310	(239,120)
Loss on bond redemption		7,063
Interest expenses	10,026	16,525
Ending	21,060,043	20,264,276	21,011,099
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	4,182	3,261
Changes from financing cash flows	(915,216)	(844,195)
Effect of changes in foreign exchange rates	14	991
Decrease in retained earnings	756,208	758,124
Decrease in non-controlling interest	159,410	86,001
Ending	4,598	4,182	3,261
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	906,101	924,320
Changes from financing cash flows	(143,423)	(195,367)
Effect of changes in foreign exchange rates	(131,796)	(3,696)
Interest expenses	63,416	48,625
Increase in lease assets	646,356	132,219
Ending	1,340,654	906,101	924,320
Derivatives that hedge borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	(782,567)	(129,991)
Changes from financing cash flows	242,154	181,397
Changes in fair values	(53,809)	(833,973)
Ending	₩ (594,222)	₩ (782,567)	₩ (129,991)